Non-current assets held for sale and discontinued operations - Profit and loss (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit (loss) [abstract]
Sales		$ 1,615,222	$ 2,242,002	[1]	$ 1,732,276	[1]
Cost of sales		(1,214,397)	(1,446,677)	[1]	(1,043,275)	[1]
Other operating income		54,213	45,844	[1]	18,100	[1]
Staff costs		(285,029)	(338,862)	[1]	(300,035)	[1]
Other operating expense		(225,705)	(277,560)	[1]	(234,399)	[1]
Depreciation and amortization charges, operating allowances and write-downs		(120,194)	(113,837)	[1]	(100,402)	[1]
Gain on sale of discontinued operation		85,101
Operating (loss) profit		(355,586)	99,074	[1]	41,199	[1]
(Loss) profit before tax		(411,818)	35,568	[1]	(14,997)	[1]
(Loss) profit after taxes from discontinued operations		84,637	9,464	[1]	(5,050)	[1]
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Profit (loss) [abstract]
Sales		13,164	32,035		9,417
Cost of sales		(271)	(677)		(120)
Other operating income		365	193		99
Staff costs		(1,450)	(2,201)		(1,928)
Other operating expense		(1,995)	(6,370)		(5,527)
Depreciation and amortization charges, operating allowances and write-downs		(2,830)	(5,300)		(4,128)
Impairment losses					684
Gain on sale of discontinued operation	$ 85,102	85,102
Operating (loss) profit		92,085	17,680		(1,503)
Net finance expense		(6,433)	(4,440)		(4,143)
(Loss) profit before tax		85,652	13,240		(5,646)
Income tax expense		(1,015)	(3,776)		596
(Loss) profit after taxes from discontinued operations		$ 84,637	$ 9,464		$ (5,050)

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.